EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance		$ 2,431,229
Carrying amount, ending balance		2,849,429	$ 2,431,229
Titan Project [Member]
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance		2,431,229 [1]	504,750
Additions		418,200	1,926,479
Carrying amount, ending balance	[1]	$ 2,849,429	$ 2,431,229

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.